Net Property, Plant and Equipment - Additional Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2013	Dec. 31, 2012
Successor [Member]
Inventory [Line Items]
Depreciation	$ 176.6	$ 174.3
Predecessor [Member]
Inventory [Line Items]
Depreciation			$ 7.2	$ 82.9